Offerings	Aug. 26, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Fee Rate	0.01476%
Amount of Registration Fee	$ 195.27
Offering Note
1	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $ 2,011,000 .

2	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $ 2,011,000 .

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Fee Rate	0.01476%
Amount of Registration Fee	$ 101.55
Offering Note
1	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $ 2,011,000 .

2	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $ 2,011,000 .